Receivables - Components of Receivables (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Entity Information [Line Items]
Trade receivables	$ 190,495	$ 206,604	$ 204,591
Other receivables	13,797	12,116	6,215
Less: allowance for estimated credit losses and discounts	(8,257)	(9,228)	(8,958)
Net receivables	$ 196,035	$ 209,492	$ 201,848